UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE

MATURITY NEW YORK MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2017

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.5%
Education - 5.8%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project	5.000%	8/1/37	$825,000	$873,188
Build NYC Resource Corp., NY, Revenue:
Ethical Culture Fieldston School	5.000%	6/1/22	425,000	494,441
Ethical Culture Fieldston School	5.000%	6/1/23	650,000	771,043
Ethical Culture Fieldston School	5.000%	6/1/24	775,000	931,100
Ethical Culture Fieldston School	5.000%	6/1/26	235,000	282,677
Manhattan College Project	5.000%	8/1/35	400,000	469,212
Manhattan College Project	5.000%	8/1/36	500,000	585,110
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Pratt Institute	5.000%	7/1/25	250,000	298,285
Pratt Institute	5.000%	7/1/26	500,000	592,715
Pratt Institute	5.000%	7/1/29	500,000	580,630
State University Dormitory Facilities	5.000%	7/1/31	1,300,000	1,533,532
State University Dormitory Facilities	5.000%	7/1/32	1,400,000	1,644,972
State University Dormitory Facilities	5.000%	7/1/33	1,750,000	2,048,095
State University Dormitory Facilities	5.000%	7/1/36	1,835,000	2,127,848

Total Education				13,232,848

Health Care - 16.3%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group	5.000%	7/1/30	1,155,000	1,315,765
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project	5.000%	7/1/26	600,000	696,756
New York Methodist Hospital Project	5.000%	7/1/28	1,000,000	1,139,000
New York Methodist Hospital Project	5.000%	7/1/29	400,000	452,412
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/27	5,690,000	6,387,708
Winthrop University Hospital Assistance Project	5.000%	7/1/27	2,000,000	2,233,340
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Mount Sinai Hospital	5.000%	7/1/23	3,000,000	3,322,110
Municipal Health Facility	5.000%	1/15/25	5,000,000	5,068,200
North Shore Long Island Jewish Health System	5.000%	5/1/21	3,000,000	3,188,010
North Shore Long Island Jewish Health System	5.000%	5/1/22	2,305,000	2,449,454
North Shore Long Island Jewish Health System	5.000%	5/1/23	2,150,000	2,281,451
North Shore Long Island Jewish Health System	5.000%	5/1/26	3,000,000	3,328,860
Suffolk County, NY, Economic Development Corp. Revenue, Catholic Health Services	5.000%	7/1/22	5,000,000	5,607,550

Total Health Care				37,470,616

Housing - 3.2%
New York City, NY, HDC Revenue	5.000%	7/1/22	4,000,000	4,646,480
New York City, NY, HDC Revenue	4.750%	11/1/29	2,500,000	2,634,850

Total Housing				7,281,330

Industrial Revenue - 3.6%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	4.500%	1/1/25	1,000,000	1,096,500	(a)(b)
New York State Transportation Development Corp., Special Facilities Revenue, American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	2,500,000	2,682,775	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	$2,000,000	$2,188,760
Syracuse, NY, Industrial Development Agency Revenue, Carousel Center Project	5.000%	1/1/31	2,000,000	2,314,800	(b)

Total Industrial Revenue				8,282,835

Local General Obligation - 5.0%
Brooklyn Arena, NY, Local Development Corp. Pilot Revenue, Barclays Center Project	5.750%	7/15/18	940,000	978,878
Monroe County, NY, GO, Public Improvement	6.000%	3/1/18	1,000,000	1,023,540
New York, NY, GO	5.000%	5/15/22	4,000,000	4,275,360
Rockland County, NY, Solid Waste Management Authority Revenue, AGC	5.750%	12/15/23	5,000,000	5,298,750

Total Local General Obligation				11,576,528

Other - 0.9%
Municipal Assistance Corp. for the City of Troy, NY, Revenue, Capital Appreciation, NATL	0.000%	1/15/19	1,990,000	1,956,071

Power - 2.2%
Long Island, NY, Power Authority Revenue	5.000%	9/1/32	3,000,000	3,568,380
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	1,250,000	1,510,212

Total Power				5,078,592

Pre-Refunded/Escrowed to Maturity - 18.3%
Brooklyn Arena, NY, Local Development Corp. Pilot Revenue, Barclays Center Project	5.750%	7/15/18	460,000	479,716	(c)
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	5.750%	7/15/20	4,355,000	4,854,301	(d)
MTA, NY, Revenue, Transportation	6.250%	11/15/23	2,825,000	3,007,184	(d)
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/24	8,000,000	8,545,040	(d)
New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc.	5.750%	12/1/18	5,000,000	5,303,750	(c)
New York State Dormitory Authority Revenue, State University Dormitory Facilities	5.000%	7/1/24	1,050,000	1,086,109	(d)
New York State Dormitory Authority Revenue, Non-State Supported Debt:
New School University	5.250%	7/1/30	9,000,000	10,060,650	(d)
NYU Hospitals Center	5.250%	7/1/24	4,000,000	4,471,400	(d)
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue	5.000%	4/1/23	4,000,000	4,178,520	(d)

Total Pre-Refunded/Escrowed to Maturity				41,986,670

Special Tax Obligation - 19.1%
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/36	3,000,000	3,566,130
New York State Convention Center Development Corp. Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/33	4,240,000	2,432,997
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/35	8,830,000	4,622,152
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	2/15/20	7,000,000	7,445,550
New York State Thruway Authority Personal Income Tax Revenue:
Transportation	5.000%	3/15/23	500,000	598,910

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
Transportation	5.000%	3/15/24	$1,705,000	$2,033,247
Transportation	5.000%	3/15/25	1,000,000	1,188,410
New York State Urban Development Corp. Revenue, Refunding Service Contract	5.250%	1/1/25	4,245,000	4,393,235
United Nations Development Corp., NY, Revenue	5.000%	7/1/23	3,000,000	3,211,260
United Nations Development Corp., NY, Revenue	5.000%	7/1/25	4,000,000	4,278,680
United Nations Development Corp., NY, Revenue	5.000%	7/1/26	3,000,000	3,207,900
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	5,000,000	3,912,500
Matching Fund Loan Note	5.000%	10/1/19	3,250,000	2,927,957

Total Special Tax Obligation				43,818,928

Transportation - 14.8%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/34	5,000,000	6,003,050
MTA, NY, Revenue:
Transportation	5.250%	11/15/23	5,760,000	6,517,267
Transportation	6.250%	11/15/23	675,000	716,695
Transportation	5.000%	11/15/25	1,500,000	1,728,990
Port Authority of New York & New Jersey Revenue	5.000%	9/1/25	2,000,000	2,389,380	(b)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	5,935,000	7,056,418	(b)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	8,000,000	9,440,160	(b)(e)

Total Transportation				33,851,960

Water & Sewer - 6.3%
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/26	900,000	1,082,250
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/27	1,000,000	1,191,400
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue	5.250%	6/15/22	5,915,000	6,374,655
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue:
Revolving Funds, NYC Municipal Water Finance Project, Second Resolution	5.000%	6/15/23	1,250,000	1,512,687
Revolving Funds, NYC Municipal Water Finance Project, Second Resolution	5.000%	6/15/24	1,500,000	1,802,235
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/30	200,000	234,134
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/31	250,000	291,168
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/32	700,000	812,658
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/34	1,040,000	1,198,132

Total Water & Sewer				14,499,319

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $208,572,059)				219,035,697

SHORT-TERM INVESTMENTS - 2.1%
MUNICIPAL BONDS - 2.1%
Education - 0.2%
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.780%	12/1/29	400,000	400,000	(f)(g)

General Obligation - 0.2%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.920%	11/1/26	500,000	500,000	(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - 0.2%
California Statewide CDA Revenue, Kaiser Permanente	0.770%	4/1/46	$400,000	$400,000	(f)(g)

Housing: Multi-Family - 1.1%
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.770%	11/1/41	1,800,000	1,800,000	(f)(g)
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.810%	11/1/41	200,000	200,000	(b)(f)(g)
625 West 57th Street, LOC-Bank of New York Mellon	0.770%	5/1/49	300,000	300,000	(f)(g)
625 West 57th Street, LOC-Bank of New York Mellon	0.770%	5/1/49	200,000	200,000	(f)(g)

Total Housing: Multi-Family				2,500,000

Transportation - 0.4%
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-Bank of Tokyo-Mitsubishi UFJ	0.800%	1/1/32	100,000	100,000	(f)(g)
LOC-Landesbank Hessen-Thuringen	0.860%	11/1/32	800,000	800,000	(f)(g)

Total Transportation				900,000

TOTAL MUNICIPAL BONDS (Cost - $4,700,000)				4,700,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $46,007)	0.934%		46,007	46,007
TOTAL SHORT-TERM INVESTMENTS (Cost - $4,746,007)				4,746,007

TOTAL INVESTMENTS - 97.6% (Cost - $213,318,066)				223,781,704
Other Assets in Excess of Liabilities - 2.4%				5,468,225

TOTAL NET ASSETS - 100.0%				$229,249,929

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HDC	— Housing Development Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

At August 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	42	12/17	$6,516,793	$6,555,938	$39,145

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$219,035,697	—	$219,035,697

Short-Term Investments†:
Municipal Bonds	—	4,700,000	—	4,700,000
Money Market Funds	$46,007	—	—	46,007

Total Short-Term Investments	46,007	4,700,000	—	4,746,007

Total Investments	$46,007	$223,735,697	—	$223,781,704

Other Financial Instruments:
Futures Contracts	39,145	—	—	39,145

Total	$85,152	$223,735,697	—	$223,820,849

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017